Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SA FUNDS – INVESTMENT TRUST
Entity Central Index Key	0001075065
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
SA U.S. Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Fixed Income Fund
Class Name	SA U.S. Fixed Income Fund
Trading Symbol	SAUFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Fixed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUFX	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Core Bond IndexSM, which is composed of U.S. dollar-denominated investment grade bonds and is designed to be representative of the U.S. bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US 1-3 Year Composite Government and Corporate Bond IndexSM, which is designed to measure the performance of U.S. dollardenominated government and corporate bonds with maturities between one and three years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 6.01%, compared to a return of 5.89% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark by 0.12% for the fiscal year primarily due to the Fund’s overweight position in corporate bonds relative to the Secondary Benchmark, particularly those corporate bonds rated A or BBB.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUFX	6.01%	1.27%	1.12%
Primary Benchmark	6.01%	(0.76%)	1.72%
Secondary Benchmark	5.89%	1.53%	1.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 452,531,746
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 634,671
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$452,531,746
# of Portfolio Holdings	105
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$634,671

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition (As a % of long-term investments)
Corporate Bonds and Notes	48.2%
U.S. Government & Agency Obligations	36.7
Yankee Corporate Bonds and Notes	15.1

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Global Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	SA Global Fixed Income Fund
Class Name	SA Global Fixed Income Fund
Trading Symbol	SAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Global Fixed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAXIX	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Core Bond Hedged IndexSM, which is composed of investment grade bonds and is designed to be representative of the global bond market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Global 1-5 Year Treasury Bond Hedged IndexSM, which is designed to measure the performance of global investment grade government bonds with maturities between one and five years. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 5.67%, compared to a return of 6.11% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark for the fiscal year by 0.44% primarily due to the Fund’s overweight exposure (relative to the benchmark) in higher grade bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAXIX	5.67%	0.81%	1.14%
Primary Benchmark	5.96%	(0.22%)	2.10%
Secondary Benchmark	6.11%	1.66%	2.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 543,289,524
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,445,230
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$543,289,524
# of Portfolio Holdings	124
Portfolio Turnover Rate	77%
Total Advisory Fees Paid	$1,445,230

Holdings [Text Block]	What did the Fund invest in?
Portfolio Composition
(As a % of long-term investments)
Sovereign Bonds and Notes	54.1%
Corporate Bonds and Notes	25.7
U.S. Government & Agency Obligations	20.2

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
United States	29.7%
Canada	17.6
Supranational	14.8
Australia	9.7
France	8.7
New Zealand	3.5
Netherlands	3.1
Norway	2.8
Finland	2.7
Others	7.4

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Core Market Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Core Market Fund
Class Name	SA U.S. Core Market Fund
Trading Symbol	SAMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Core Market Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAMKX	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of a broad-based securities market index. For this Fund, performance is compared to the Morningstar® US Market Extended IndexSM (the "Primary Benchmark"), which is composed of large, mid, and small cap U.S. stocks. The benchmark index is unmanaged and does not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 13.13% compared to a return of 15.15% for the Fund’s Primary Benchmark. The Fund underperformed the Primary Benchmark during the fiscal year by 2.02%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund had more exposure to stocks of companies with higher levels of operating profitability ("high profitability stocks") and less exposure to stocks of companies with lower levels of operating profitability ("low profitability stocks") compared to the Primary Benchmark. However, during the fiscal year, the returns of low profitability stocks were stronger than the returns of higher profitability stocks, hence the Fund's lower exposure to low profitability stocks caused the underperformance of the Fund to its Primary Benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAMKX	13.13%	15.29%	12.59%
Primary Benchmark	15.15%	15.93%	12.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 669,637,380
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 2,691,835
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$669,637,380
# of Portfolio Holdings	832
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$2,691,835

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Information Technology	29.1%
Financials	16.8
Consumer Discretionary	10.7
Communication Services	10.7
Health Care	9.6
Industrials	9.3
Consumer Staples	6.5
Utilities	2.8
Energy	2.5
Materials	1.9

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Value Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Value Fund
Class Name	SA U.S. Value Fund
Trading Symbol	SABTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SABTX	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Large-Mid Cap Broad Value IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 8.58%, compared to a return of 11.57% for the Fund’s Secondary Benchmark. The Fund underperformed this Secondary Benchmark during the fiscal year by 2.99%, after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund held larger positions in the stocks of companies whose ratio of price-to-book-value was below the median price-to-book value of stocks ("deeper value stocks") found in the Secondary Benchmark. These deeper value stocks - particularly those selected to be held in the Fund - significantly underperformed the stocks in the Secondary Benchmark, leading to the Fund's underperformance relative to the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SABTX	8.58%	14.00%	8.34%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	11.57%	14.92%	10.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 524,067,789
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 2,183,649
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$524,067,789
# of Portfolio Holdings	272
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,183,649

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	26.1%
Health Care	15.0
Industrials	12.5
Energy	11.2
Information Technology	9.7
Communication Services	7.7
Materials	7.6
Consumer Discretionary	5.0
Consumer Staples	4.6
Real Estate	0.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA U.S. Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA U.S. Small Company Fund
Class Name	SA U.S. Small Company Fund
Trading Symbol	SAUMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA U.S. Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAUMX	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Small Cap Extended IndexSM, which is designed to measure the performance of small cap stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 7.99%, compared to a return of 9.35% for the Fund’s Secondary Benchmark. The Fund underperformed this benchmark during the fiscal year by 1.36% after deducting the Fund’s net operating expenses for the year. The Fund’s underperformance relative to its Secondary Benchmark over the fiscal year was the result of the Fund’s tendency to avoid holding smaller cap stocks that exhibit both lower levels of profitability and also higher levels of price-to-book ratios (“growth-oriented low profit stocks”). However, these growth-oriented low profit stocks are found in the Secondary Benchmark, and during the fiscal year, these stocks performed well, leading to the returns of the Secondary Benchmark outperforming the returns of the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAUMX	7.99%	13.31%	7.73%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	9.35%	11.30%	7.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 295,676,287
Holdings Count | Holding	1,445
Advisory Fees Paid, Amount	$ 1,240,169
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$295,676,287
# of Portfolio Holdings	1,445
Portfolio Turnover Rate	3%
Total Advisory Fees Paid	$1,240,169

Holdings [Text Block]

What did the Fund invest in?
Top Ten Largest Sectors
(As a % of long-term investments)
Industrials	22.4%
Financials	21.4
Consumer Discretionary	15.0
Information Technology	11.8
Health Care	8.7
Materials	5.6
Consumer Staples	5.4
Utilities	3.7
Energy	3.2
Communication Services	2.2

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Value Fund
Shareholder Report [Line Items]
Fund Name	SA International Value Fund
Class Name	SA International Value Fund
Trading Symbol	SAHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAHMX	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segments of the international developed markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 22.47%, compared to a return of 22.95% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 0.48% after deducting the Fund’s net operating expenses for the year. The Fund's underperformance relative to the Secondary Benchmark during the fiscal year was primarily the result of the fact that the Fund charges net operating expenses while the Secondary Benchmark does not.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAHMX	22.47%	16.21%	6.34%
Primary Benchmark	19.04%	11.15%	6.60%
Secondary Benchmark	22.95%	14.61%	6.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 577,005,303
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 2,480,531
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$577,005,303
# of Portfolio Holdings	433
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,480,531

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors
(As a % of long-term investments)
Financials	35.2%
Energy	13.0
Materials	12.3
Consumer Discretionary	10.8
Industrials	9.4
Health Care	5.9
Consumer Staples	5.0
Communication Services	3.0
Utilities	2.1
Real Estate	2.0

Largest Holdings [Text Block]
Top Ten Largest Countries
(As a % of long-term investments)
Japan	20.4%
United Kingdom	12.4
France	10.7
Canada	10.6
Switzerland	9.4
Germany	8.6
Australia	6.1
Netherlands	4.7
Spain	3.4
Others	13.7

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA International Small Company Fund
Shareholder Report [Line Items]
Fund Name	SA International Small Company Fund
Class Name	SA International Small Company Fund
Trading Symbol	SAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA International Small Company Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/safunds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAISX	$59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Developed Markets ex-US All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in international developed markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Developed Markets ex-US Small Cap Target Market Exposure IndexSM, which is designed to measure the performance of small cap stocks within the international developed markets. The Secondary Benchmark is more representative of the investment universe of the series of The DFA Investment Trust Company through which the Fund invests. Please see the following page for additional information about these series. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 23.19%, compared to a return of 23.04% for the Fund’s Secondary Benchmark. The Fund outperformed the Secondary Benchmark during the fiscal year by 0.15% after deducting the Fund’s net operating expenses for the year. The Fund’s performance during the fiscal year was relatively similar to the performance of the Secondary Benchmark, as a result of positive returns in the Fund roughly offsetting the fees paid by the Fund. The Fund’s performance relative to the Secondary Benchmark was primarily the result of the Fund’s avoidance of REITs and growth-oriented low profitability stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAISX	23.19%	11.66%	6.49%
Primary Benchmark	19.04%	11.15%	6.60%
Secondary Benchmark	23.04%	8.82%	5.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 271,544,757
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 631,768
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$271,544,757
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$631,768

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
DFA International Small Company Portfolio, Class Institutional *	100.0

*	The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com/usen/funds/dfisx/international-small-company-portfolio-i.

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Emerging Markets Value Fund
Shareholder Report [Line Items]
Fund Name	SA Emerging Markets Value Fund
Class Name	SA Emerging Markets Value Fund
Trading Symbol	SAEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Emerging Markets Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/safunds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAEMX	$109	1.04%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Emerging Markets All Cap Target Market Exposure IndexSM, which is composed of large, mid, and small cap stocks trading in emerging markets. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® Emerging Markets Value Target Market Exposure IndexSM, which is designed to measure the performance of value stocks within the large and mid-capitalization segment of the emerging markets. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 10.33%, compared to a return of 17.33% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark by 7.00% after deducting the Fund’s net operating expenses for the year. Across the fiscal year the Fund maintained a larger position than that of the Secondary Benchmark in the stocks of companies whose ratio of price-to-book-value were among the lowest in the Secondary Benchmark (known as “deeper value stocks"), while also minimizing exposure to stocks of companies whose price-to-book-value ratio was above the median ratio of companies in the Secondary Benchmark. During the fiscal year, returns of companies with price-to-book-value ratios above the median of the Secondary Benchmark were particularly strong, contributing to the Fund’s underperformance relative to the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAEMX	10.33%	11.53%	4.79%
Primary Benchmark	13.40%	7.86%	5.31%
Secondary Benchmark	17.33%	11.37%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 203,591,960
Holdings Count | Holding	1,806
Advisory Fees Paid, Amount	$ 308,010
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$203,591,960
# of Portfolio Holdings	1,806
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$308,010

Holdings [Text Block]

What did the Fund invest in?

Top Ten Largest Sectors (As a % of long-term investments)
Financials	30.5%
Information Technology	14.0
Consumer Discretionary	12.4
Materials	11.2
Energy	9.4
Industrials	9.4
Health Care	3.5
Communication Services	2.8
Real Estate	2.8
Consumer Staples	2.4

Largest Holdings [Text Block]
Top Ten Largest Countries (As a % of long-term investments)
China	28.4%
India	21.7
Taiwan	19.8
Korea	11.2
South Africa	3.4
Brazil	3.1
Mexico	1.8
United Arab Emirates	1.5
Indonesia	1.5
Others	7.6

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Real Estate Securities Fund
Shareholder Report [Line Items]
Fund Name	SA Real Estate Securities Fund
Class Name	SA Real Estate Securities Fund
Trading Symbol	SAREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Real Estate Securities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/sa-funds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/sa-funds/documents
Expenses [Text Block]	What were the Fund costs for last year? (based on a hypothetical $10,000 investment)
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAREX	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® US Market Extended IndexSM, which is composed of large, mid, and small cap U.S. stocks. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US REIT IndexSM, which is designed to measure the performance of real estate stocks within the U.S. stock market. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 8.29%, compared to a return of 9.66% for the Fund’s Secondary Benchmark. The Fund underperformed the Secondary Benchmark during the fiscal year by 1.37% after deducting the Fund’s net operating expenses for the year. Part of the Fund's underperformance to the Secondary Benchmark during the fiscal year was due to the fact that the Fund pays operating expenses while the Secondary Benchmark does not. The remainder of the underperformance was due to the fact that the Fund held a small percentage of stocks that are not included in the Secondary Benchmark, and these stocks had significantly underperformed the Secondary Benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the past ten years. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
SAREX	8.29%	5.98%	5.66%
Primary Benchmark	15.15%	15.93%	12.98%
Secondary Benchmark	9.66%	6.59%	6.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 118,724,719
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 335,224
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$118,724,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$335,224

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Industry Holdings (As a % of long-term investments)
Specialized REITs	39.5%
Retail REITs	15.7
Residential REITs	14.3
Health Care REITs	11.7
Industrial REITs	10.7
Office REITs	3.5
Diversified REITs	2.3
Hotel & Resort REITs	2.3

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents
SA Worldwide Moderate Growth Fund
Shareholder Report [Line Items]
Fund Name	SA Worldwide Moderate Growth Fund
Class Name	SA Worldwide Moderate Growth Fund
Trading Symbol	SAWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about SA Worldwide Moderate Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://advisor.focuspartners.com/safunds/documents. You can also request this information by contacting us at 1-844-366-0905.
Additional Information Phone Number	1-844-366-0905
Additional Information Website	https://advisor.focuspartners.com/safunds/documents
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SAWMX	$0*	0.00%*
*	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $75, or 0.71% when considering the acquired fund fees.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Investment performance of the Fund is judged against the performance of certain market indexes. For this Fund, performance is compared to a broad-based securities market index (the “Primary Benchmark”) known as the Morningstar® Global Markets IndexSM, which is composed of large, mid, and small cap stocks and is designed to be representative of the global stock market overall. The Fund’s performance is also compared to an additional index (the “Secondary Benchmark”) known as the Morningstar® US Moderate Target Allocation IndexSM, which is designed to measure the performance of a portfolio holding 60% global stocks and 40% global bonds. The Secondary Benchmark is closer in scope to the universe of securities chosen within the Fund. The benchmark indexes are unmanaged and do not involve fees and expenses like the Fund.

For the fiscal year ended June 30, 2025, the Fund had a net return of 11.69%, compared to a return of 12.16% for the Fund’s Secondary Benchmark. Since the Fund invests exclusively in shares of the SA Fund family (the “Underlying Funds”), the performance of the Fund relative to the Secondary Benchmark is driven primarily by the performance of each of the Underlying Funds against the relevant components of that Secondary Benchmark. For the fiscal year, two of the eight Underlying Funds contributed positively to relative performance, notably the SA International Value Fund. Six of the eight Underlying Funds contributed negatively to relative performance for the fiscal year, most notably the SA US Core Market Fund and the SA Global Fixed Income Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

Fund Performance

The following line chart and table are intended to help you understand the risks of investing in the Fund. The chart shows the growth of $10,000 over the period since the Fund's inception. The table shows the total return for the selected time periods for the SA Fund as well as for the Primary Benchmark and the Secondary Benchmark.

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception 7/1/15
SAWMX	11.69%	11.15%	6.78%
Primary Benchmark	15.76%	13.28%	9.67%
Secondary Benchmark	12.16%	8.98%	7.97%

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 21,148,705
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Total Net Assets	$21,148,705
# of Portfolio Holdings	8
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$0

Largest Holdings [Text Block]

What did the Fund invest in?

Largest Holdings (As a % of total investments)
SA International Value Fund	20.2
SA U.S. Core Market Fund	16.9
SA U.S. Value Fund	16.9
SA U.S. Fixed Income Fund	14.9
SA Global Fixed Income Fund	14.8
SA Emerging Markets Value Fund	6.7
SA U.S. Small Company Fund	6.7
SA Real Estate Securities Fund	2.9

Updated Prospectus Phone Number	1-844-366-0905
Updated Prospectus Web Address	https://advisor.focuspartners.com/sa-funds/documents

[1]	Focus Partners Advisor Solutions, LLC, (the "Adviser") has contractually agreed to waive fees and/or reimburse expenses to the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense and extraordinary expenses). Shareholders would have paid $75, or 0.71% when considering the acquired fund fees.